Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits Related To Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions
Beginning balance
Increases related to tax positions taken during the current year	100
Ending balance	$ 100